Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 78,069	¥ 94,810
Aircrafts, engines and flight equipment, owned [member]
Disclosure of capital commitments [Line Items]
Capital commitments	70,998	87,030
Other property, plant and equipment [member]
Disclosure of capital commitments [Line Items]
Capital commitments	6,481	7,572
Investments [member]
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 590	¥ 208